Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - Common Stock [Member]	Dec. 24, 2019	Oct. 22, 2019	Sep. 17, 2019	May 02, 2018	Nov. 06, 2017
Reverse stock split			1:100	1:500	1:350
Reverse stock split ratio			0.01	0.002	0.0029
Subsequent Event [Member]
Reverse stock split	1:700	1:100
Reverse stock split ratio	0.0014	0.01